Disaggregation of Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disaggregation Of Revenue
Disaggregation of Revenue

NOTE 4 – Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software as a service, design and implementation services for its enterprise apps solutions systems, and professional services for work performed in conjunction with its systems.

Revenues consisted of the following (in thousands):

	Successor				Predecessor
	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024	Three Months Ended June 30, 2023	Period from March 15, 2023 to June 30, 2023	Period from January 1, 2023 to March 14, 2023
Subscription revenue
Software	$1,504	$3,092	$1,513	$1,753	$1,204
Total subscription revenue	$1,504	$3,092	$1,513	$1,753	$1,204

Non-subscription revenue
Professional services	$262	$492	$402	$504	$416
Total non-subscription revenue	$262	$492	$402	$504	$416

Total Revenue	$1,766	$3,584	$1,915	$2,257	$1,620

	Successor				Predecessor
	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024	Three Months Ended June 30, 2023	Period from March 15, 2023 to June 30, 2023	Period from January 1, 2023 to March 14, 2023
Revenue recognized over time(1)(2)	$1,766	$3,584	$1,915	$2,257	$1,620
Total	$1,766	$3,584	$1,915	$2,257	$1,620

(1)	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date.
(2)	Software As A Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.

NOTE 4 – Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software as a service, design and implementation services for its enterprise apps solutions systems, and professional services for work performed in conjunction with its systems.

Revenues consisted of the following (in thousands):

	Successor	Predecessor
	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023	Year ended December 31, 2022
Subscription revenue
Software	$4,560	$1,204	$5,476
Total subscription revenue	$4,560	$1,204	$5,476

Non-subscription revenue
Professional services	$1,186	$416	$2,994
Total non-subscription revenue	$1,186	$416	$2,994

Total revenue	$5,746	$1,620	$8,470

	Successor	Predecessor
	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023	Year ended December 31, 2022
Revenue recognized over time(1)(2)	$5,746	$1,620	$8,470
Total	$5,746	$1,620	$8,470

(1)	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
(2)	Software As A Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.